Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets.
Intangible assets

13   Intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2020
Opening net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948
Additions	—	—	3,153	18,365	176,002	—	50,604	—	248,124
Disposal, net	—	(576)	—	—	—	—	—	—	(576)
Write-off	—	(17,662)	—	—	(5,597)	—	—	—	(23,259)
Transfer	—	206,712	—	—	(206,712)	—	—	—	—
Amortization	—	(176,619)	(18,080)	(38,203)	—	—	(23,858)	(25,937)	(282,697)
Exchange differences	—	(1,077)	—	(400)	—	—	—	—	(1,477)
Closing net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

As at December 31, 2020
Cost	690,910	589,526	60,508	130,304	121,122	289,161	155,492	80,263	2,117,286
Accumulated amortization	(690,910)	(300,761)	(30,799)	(85,143)	—	—	(31,347)	(59,769)	(1,198,729)
Exchange differences	—	(1,091)	—	(403)	—	—	—	—	(1,494)
Net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Year ended December 31, 2021
Opening net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063
Additions	—	—	570	19,606	62,287	—	-	—	82,463
Disposal, net	—	—	—	(1,103)	—	—	-	—	(1,103)
Write-off	—	(1,899)	—	—	(3,747)	—	-	—	(5,646)
Transfer	—	133,548	—	—	(133,548)	—	-	—	—
Amortization	—	(190,503)	(28,048)	(36,013)	—	—	(31,804)	(16,406)	(302,774)
Exchange differences	—	(1,877)	—	(207)	(725)	—	—	-	(2,809)
Closing net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

As at December 31, 2021
Cost	690,910	721,175	61,078	148,807	46,114	289,161	155,492	80,263	2,193,000
Accumulated amortization	(690,910)	(491,264)	(58,847)	(121,156)	—	—	(63,151)	(76,175)	(1,501,503)
Exchange differences	—	(2,968)	—	(610)	(725)	—	—	—	(4,303)
Net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

13   Intangible assets (Continued)

The Group assesses at each reporting date whether there is an indication that intangible assets may be impaired. During the year ended December 31, 2021, impairment charge of RMB1,899,000 and RMB3,747,000 has been charged to cost of revenue and research and development expenses, respectively. The impairment charge was charged against development costs which were in progress for certain application and platform developed internally, following a decision to reduce the output of certain products.

During the years ended December 31, 2019, 2020 and 2021, the amount of amortization charged to cost of revenue, research and development expenses and general and administrative expenses are as follows:

	Year ended December 31
Amortization of intangible assets	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Cost of revenue	308,551	275,479	297,406
Research and development expenses	20,311	3,812	3,396
General and administrative expenses	3,608	3,406	1,972
	332,470	282,697	302,774

(a)	Impairment tests for long-lived assets

Goodwill arises from the Group’s acquisitions of Vantage Point Technology on July 31, 2018, BER Technology on June 30, 2019, and View Foundation on August 30, 2019.

The goodwill of the Group is attributable to the acquired workforce and synergies expected to be derived from combining with the operations of the Group. During the years ended December 31, 2019 and 2020, the Group had only one operating segment, for the purpose of impairment testing, goodwill is regarded as attributable to the Group as a whole. During the year ended December 31, 2021, the goodwill is regarded as attributable to the CGU of Technology Solutions segment. The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of groups of CGUs to their carrying amounts. The management determine the recoverable amount of CGU as the higher of its fair value less costs of disposal and its value in use.

The management did the fair value less costs of disposal calculations based on the share price of the Company with the consideration of marketability and impact of the Virtual Bank businesses.

The management did the value-in-use calculations to determine the recoverable amounts. Value-in-use is calculated based on discounted cash flows. The discounted cash flows calculations of group of CGUs use cash flow projection developed based on financial budgets approved by management of the Group. Assumed growth rate is used to extrapolate the cash flows in the following years. The financial budgets are prepared business plan which is appropriate after considering the sustainability of business growth, stability of core business developments and achievement of business targets.

The key assumptions used for value-in-use calculations are as follows:

	For the year ended December 31,
	2020	2021
	RMB’000	RMB’000

Revenue growth rate	8%-55%	10%-24%
Long term growth rate	3%	2%
Pre‑tax discount rate	16.00%	16.30%

13   Intangible assets (Continued)

(a)	Impairment tests for long-lived assets (Continued)

Even if the budgeted revenue growth rate used in the value-in-use calculation for the Technology Solution CGU had been 5% lower than management’s estimates at 31 December 2021 (5%- 19% instead of 10% -24%), the Group would not have had to recognise an impairment charge against the goodwill.